Restricted Share Units (Tables)	3 Months Ended
Jan. 31, 2026
Restricted Share Units [Abstract]
Schedule of RSUs	The following table summarizes the continuity of RSUs:
	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)
Balance, October 31, 2024	6,608	$102.00	$72.00

Granted	17,570	64.75	45.68
Exercised	(22,272)	69.24	49.32

Balance, October 31, 2025	1,906	$120.86	$101.68

Granted (i)	2,000	2.94	2.17
Exercised	(1,875)	43.40	32.00

Balance, January 31, 2026	2,031	$95.28	$70.25

(i)	During the three months ended January 31, 2026, the Company issued 2,000 RSUs to consultants, directors and officers. The RSUs vested with a fair value of $4,340 (2025 - $377,474). The RSUs all are fully vested and exercisable.